Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related-party transactions [Abstract]
Revenue from sale of goods, related party transactions	€ 111	€ 116	€ 204
Purchases of goods, related party transactions	46	41	57
Amounts receivable, related party transactions, at the end of the period	55	40	37
Amounts payable, related party transactions, at the end of the period	€ 2	€ 2	€ 1